REVENUE AND GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of detailed information about general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Revenue And General And Administrative Expenses [Abstract]
Salaries, consultants, and benefits	$ 2,198	$ 1,494
Professional fees	1,555	1,329
Investor relations and shareholder information	848	550
Transfer agent and filing fees	242	253
Administrative and office	895	787
Travel	170	54
General and administrative expenses	$ 5,908	$ 4,467